Basis of Presentation and Summary of Significant Accounting Policies - Offering costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
General and administrative
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 3.6